CURRENT AND NON-CURRENT EMPLOYEE BENEFITS - Indemnities for years of service (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Movements of post-employment benefits
Opening balance	$ 17,976,164	$ 16,289,643
Service costs	1,022,593	1,191,938
Interest costs	824,574	895,043
Actuarial variations	2,181,453	1,445,044
Benefits paid	(1,065,795)	(1,845,504)
Total	$ 20,938,989	$ 17,976,164